Share based payments - Option activity (Details)	6 Months Ended
Jun. 30, 2024 shares £ / shares
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	9,457,972
Granted (in shares) | shares	2,281,670
Exercised (in shares) | shares	(1,167,399)
Forfeited (in shares) | shares	(1,729,312)
Ending balance (in shares) | shares	8,842,931
Exercisable (in shares) | shares	4,166,771
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0.08
Granted, weighted average exercise price (GBP per share) | £ / shares	0.00
Exercised, weighted average exercise price (GBP per share) | £ / shares	0.02
Forfeited, weighted average exercise price (GBP per share) | £ / shares	0.07
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0.07
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0.13
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	1,949,690
Granted (in shares) | shares	726,233
Forfeited (in shares) | shares	(1,525,129)
Ending balance (in shares) | shares	1,150,794
Exercisable (in shares) | shares	0
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0.00
Granted, weighted average exercise price (GBP per share) | £ / shares	0.00
Forfeited, weighted average exercise price (GBP per share) | £ / shares	0.00
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0.00
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0.00